Note 8 - Fair Value - Carrying Value And Fair Value - Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Carrying Value And Fair Value Liabilities Line Items
Liabilities	€ 623,814	€ 636,736	€ 676,428
Financial Liabilities Held For Trading [Member]
Carrying Value And Fair Value Liabilities Line Items
Liabilities	80,774	46,182	54,675
Financial liabilities at fair value	80,774	46,182	54,675
Financial liabilities designated at fair value throuh profit or loss [Member]
Carrying Value And Fair Value Liabilities Line Items
Liabilities	6,993	2,222	2,338
Financial liabilities at fair value	6,993	2,222	2,338
Financial liabilities at amortized cost [Member]
Carrying Value And Fair Value Liabilities Line Items
Liabilities	509,185	543,713	589,210
Financial liabilities at fair value	510,300	544,604	594,190
Derivatives Hedge accounting [Member]
Carrying Value And Fair Value Liabilities Line Items
Liabilities	2,680	2,880	2,347
Financial liabilities at fair value	€ 2,680	€ 2,880	€ 2,347